Long-term debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term debt	Long-term debt

Long-term debt	Dec. 31, 2020			Dec. 31, 2019
(dollars in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.35 - 4.15%	2021 - 2028	$23,429	1.95 - 4.60%	$23,519
Floating rate	0.04 - 1.29%	2023 - 2038	779	1.71 - 2.96%	2,328
Subordinated debt (a)	3.00 - 7.50%	2021 - 2029	1,776	3.00 - 7.50%	1,654
Total			$25,984		$27,501
(a)Fixed rate.
Total long-term debt maturing during the next five years is as follows: 2021 – $4.6 billion; 2022 – $2.3 billion; 2023 – $7.0 billion; 2024 – $2.8 billion; and 2025 – $2.4 billion.